SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - ₪ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Ordinary shares, par value per share	₪ 0.9	₪ 0.9
Customer relationships [Member]
Significant Accounting Policies [Line Items]
Estimated lived intangible assets useful lives, years	7 years
Commercial license [Member]
Significant Accounting Policies [Line Items]
Estimated lived intangible assets useful lives, years	10 years
Buildings and leasehold improvements [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, years	15 years
Buildings and leasehold improvements [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, years	39 years
Machinery and Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, years	15 years
Machinery and Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, years	20 years
Motor Vehicles [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, years	7 years
Office Furniture and Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, years	3 years
Office Furniture and Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, years	5 years
Internal use software [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, years	7 years